Retirement Benefits - Amounts Recognized in Combined Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the combined balance sheet consisted of:
Accrued retirement benefits	$ (109.1)	$ (139.0)
Pension Plans
Amounts recognized in the combined balance sheet consisted of:
Noncurrent assets	2.3	2.4
Other current liabilities	(0.3)	(0.3)
Accrued retirement benefits	(105.2)	(129.2)
Accumulated other comprehensive loss before income taxes	1.3	29.8
Net amount recognized	$ (101.9)	$ (97.3)